Post-Employment and Other Non-current Employee Benefits - Summary of Remeasurements of Net Defined Benefit Liability Recognized in Other Comprehensive Income (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [abstract]
Net defined benefit liability (asset) at beginning of period	$ 1,654	$ 747	$ 912
Recognized during the year (obligation liability and plan assets)	482	931	101
Actuarial (gains) losses arising from changes in financial assumptions	137	(185)	(148)
Actuarial gains arising from changes in demographic assumptions	0	0	(5)
Foreign exchange rate valuation (gain) loss	(188)	161	(101)
Effect on settlement	0	0	(12)
Total remeasurement recognized during the year	431	907	(165)
Net defined benefit liability (asset) at end of period	$ 2,085	$ 1,654	$ 747